Trade and other receivables - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Trade receivables [member]
Disclosure of trade and other receivables [line items]
Bad debt expense recognised	£ 14.0	£ 21.8	£ 55.1